Segment Information - Summary of Information on Geographical Area (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Net sales		R$ 20,437,835	R$ 20,611,409	R$ 16,834,768
Non-current assets		12,613,461	8,332,845
Brazil [member]
Disclosure of geographical areas [line items]
Net sales		18,100,012	18,522,108	14,720,088
Non-current assets		12,577,376	8,238,016
Europe [member]
Disclosure of geographical areas [line items]
Net sales	[1]	1,867,284	1,719,262	1,836,739
Non-current assets	[1]	11,401	71,689
Latin America [member]
Disclosure of geographical areas [line items]
Net sales	[2]	360,798	184,981	157,287
Non-current assets	[2]	0	0
North America [member]
Disclosure of geographical areas [line items]
Net sales		62,760	157,665	55,549
Non-current assets		24,684	23,140
Asia and Other [member]
Disclosure of geographical areas [line items]
Net sales		46,981	27,393	R$ 65,105
Non-current assets		R$ 0	R$ 0

[1]	England, France, Spain and Portugal; and
[2]	Argentina, Bolivia, Uruguay and Paraguay.